Net interest income	12 Months Ended
Dec. 31, 2018
Net interest income
Net interest income

1 Net interest income

	2018	2017	2016
	£m	£m	£m
Loans to banks - amortised cost	522	277	246
Loans to customers - amortised cost	9,993	10,409	10,706
Other financial assets	534	348	306
Interest receivable (1)	11,049	11,034	11,258

Balances with banks	250	175	97
Customer deposits: demand	223	99	433
Customer deposits: savings	510	445	432
Customer deposits: other time	116	179	190
Other financial liabilities	791	554	557
Subordinated liabilities	461	572	845
Internal funding of trading businesses	42	23	(4)
Interest payable (1)	2,393	2,047	2,550

Net interest income	8,656	8,987	8,708

Note:

(1)	Negative interest on loans is classed as interest payable and on customer deposits is classed as interest receivable.